PROSPECTUS SUPPLEMENT -- March 4, 2005*

Product Name                                                                                                    Prospectus Form #
American Express(R) Single Premium Variable Life (April 30, 2004)                                                    S-6199 D

American Express(R) Variable Universal Life IV/
American Express(R) Variable Universal Life IV - Estate Series (April 30, 2004)                                      S-6418 D

American Express(R) Succession Select Variable Life Insurance (April 30, 2004)                                       S-6202 E

Effective Feb. 1, 2005 certain funds in the Wells Fargo Variable Trust have established new sub-advisory agreements and have changed their investment objectives, and have changed the names of the Funds (with name changes of the Funds to be effective on or about April 11, 2005). The following revisions have been made to the fund table in "The Variable Account and the Funds" section in the prospectus:

From:

------------------- -------------------------------------- ---------------------
Fund Name           Investment Objectives and Policies     Investment Adviser
------------------- -------------------------------------- ---------------------
Wells Fargo VT      Total return with an emphasis on       Wells Fargo Funds
International       long-term capital appreciation.        Management, LLC,
Equity Fund         Invests primarily in equity            adviser; Wells
                    securities of companies based in       Capital Management
                    developed foreign countries and        Incorporated,
                    emerging markets.                      subadviser.
------------------- -------------------------------------- ---------------------
To:
------------------- -------------------------------------- ---------------------
Fund Name           Investment Objectives and Policies     Investment Adviser
------------------- -------------------------------------- ---------------------
Wells Fargo VT      Seeks long-term capital                Wells Fargo Funds
International       appreciation. Invests principally in   Management, LLC,
Core Fund           equity securities of non-U.S.          adviser; New Star
                    companies primarily in developed       Institutional
                    countries, but may also invest in      Managers Limited,
                    companies in emerging countries.       subadviser.
------------------- -------------------------------------- ---------------------

S-6418-5 A (3/05)

Valid until next prospectus update.
* Destroy April 29, 2005.